Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5 - PREMISES AND EQUIPMENT

Premises and equipment are stated at cost, less accumulated depreciation, as follows:

	December 31,		Original Useful Life Years
	2012	2011
Land	$1,974,527	$1,973,014
Land improvements	493,195	338,069	15
Leasehold improvements	1,083,051	1,063,735	15
Buildings	5,440,002	5,193,157	39
Furniture, fixtures & equipment	5,147,358	5,130,953	3 - 7

Total	14,138,133	13,698,928
Less accumulated depreciation	7,638,477	7,781,209

Premises and equipment, net	$6,499,656	$5,917,719

Charges to operations for depreciation approximated $529,109, $486,179, and $496,618 for 2012, 2011, and 2010, respectively.